CONSOLIDATED BALANCE SHEET (Parenthetical) - shares shares in Millions	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common shares issued (in shares)	703	709
Common shares outstanding (in shares)	703	709